PRINCIPAL ACCOUNTING POLICIES - Schedule of Cash, cash equivalents and restricted cash (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Cash and cash equivalents	¥ 25,053,762	$ 3,432,351	¥ 16,060,679
Restricted cash	2,684,214	367,736	3,008,428
Cash and cash equivalents included in held-for-sale assets			358,174
Total	¥ 27,737,976	$ 3,800,087	¥ 19,427,281	$ 2,661,527	¥ 11,270,954	¥ 9,097,246